INCOME TAXES (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Valuation Allowance Percentage	100.00%	100.00%
Operating Loss Carryforwards		$ 13,969,000
Operating Loss Carryforwards, Expiration Date		Dec. 31, 2017
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	16,000,000
Operating Loss Carryforwards, Valuation Allowance	7,100,000
Operating Loss Carryforwards Expiration Period	beginning in 2022
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	17,100,000
Operating Loss Carryforwards, Valuation Allowance	$ 1,500,000
Operating Loss Carryforwards Expiration Period	2022 through 2034